ROPES & GRAY
                            ONE INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-2624
                                 (617) 951-7000
                              FAX: (617) 951-7050
                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7439


30 KENNEDY PLAZA                                             ONE FRANKLIN SQUARE
PROVIDENCE, RI 02903-2328                                    1301 K STREET, N.W.
(401) 455-4400                                                    SUITE 800 EAST
FAX: (401) 455-4401                                    WASHINGTON, DC 20005-3333
                                                                  (202) 626-3900
                                                              FAX:(202) 626-3961


                                  July 2, 1997


BY EDGAR
--------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


    Re:   GMO Trust (formerly GMO Core Trust)
    (the "Trust") File Nos. 2-98772 and 811-4347- Filing pursuant to Rule 497(j)
    ----------------------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 497(j) thereunder, we hereby represent that the forms of Prospectus and Statement of Additional Information for the Pelican Fund, one of thirty-two series of the Trust, that would have filed pursuant to the requirements of Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 38 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 40 to the Trust's Registration Statement under the Investment Company Act of 1940 ("Post-Effective Amendment No. 38/40"), as filed electronically with the Commission on June 27, 1997. Post-Effective Amendment No. 38/40 became effective on June 28, 1997.

         Please direct any questions or comments on the enclosed materials to the undersigned at (617) 951-7439. Thank you.

                                                     Very truly yours,

                                                     /S/ THOMAS R. HILLER

                                                     Thomas R. Hiller

TRH:3223201.01
cc: Alison E. Baur, Esq., Grantham, Mayo, Van Otterloo & Co. LLC J.B. Kittredge, Esq.